CONSTRUCTION IN PROGRESS (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
CONSTRUCTION IN PROGRESS
Construction in progress	¥ 40,370,158	$ 5,772,856	¥ 12,000,900